RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due to Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Related party and affiliated company payables
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	$ 41,615	$ 31,064
SFL
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	10,587	6,829
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	3,459	2,594
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	490	340
TFG Marine
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	25,905	21,195
Front Ocean Management
Disclosure of transactions between related parties [line items]
Total due to related parties and affiliated companies	$ 1,174	$ 106